Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and due from banks	$ 9,727		$ 11,517			$ 10,599
Interest-bearing bank balances	14,155		6,779			5,512
Federal funds sold and securities purchased under agreements to resell	405		412			381
Investment securities - available for sale	223,646		203,445			201,032
Other investments, at cost	2,269		2,527			5,637
Loans held for sale	5,789		9,658			3,725
Loans	341,089		332,111	324,913		324,311
Less, allowance for loan losses	4,439	4,534	4,621	4,742	4,745	4,699	4,911	4,854
Net loans	336,650		327,490			319,612
Property, furniture and equipment-net	17,255		17,258			17,483
Bank owned life insurance	11,024		10,868			10,974
Other real estate owned	2,824		3,987			7,351	6,904
Intangible assets	65		160			365
Goodwill	571		571			571
Other assets	8,805		8,253			10,645
Total assets	633,185		602,925			593,887
Deposits:
Non-interest bearing demand	105,478		97,526			83,572
NOW and money market accounts	186,778		150,874			136,483
Savings	47,238		41,100			34,048
Time deposits less than $100,000	102,311		111,182			128,616
Time deposits $100,000 and over	67,814		74,295			81,866
Total deposits	509,619		474,977			464,585
Securities sold under agreements to repurchase	15,650		15,900			13,616
Federal Home Loan Bank Advances	34,335		36,344			43,862
Junior subordinated debt	15,464		15,464			17,913
Other liabilities	5,289		6,057			6,015
Total liabilities	580,357		548,742			545,991
SHAREHOLDERS' EQUITY
Preferred stock, par value $1.00 per share; 10,000,000 shares authorized; 0 and 11,350 issued and outstanding at December 31, 2012 and 2011						11,137
Common stock, par value $1.00 per share; 10,000,000 shares authorized; issued and outstanding 5,227,300 at December 31, 2012 and 3,307,531 at December 31, 2011	5,293		5,227			3,308
Common stock warrants issued	50		50			560
Nonvested restricted stock	(593)		(152)
Additional paid in capital	62,151		61,615			49,165
Accumulated deficit	(13,193)		(14,915)			(17,603)
Accumulated other comprehensive income	(880)	2,104	2,358	1,475	2,192	1,329
Total shareholders' equity	52,828		54,183	49,296		47,896	41,797	41,440
Total liabilities and shareholders' equity	$ 633,185		$ 602,925			$ 593,887